LIQUIDITY and GOING CONCERN (Details Narrative) - USD ($)	Mar. 15, 2021	Mar. 31, 2022	Sep. 30, 2021	Mar. 31, 2021	Sep. 30, 2020	Sep. 30, 2019
LIQUIDITY and GOING CONCERN
Cash and cash equivalents		$ 11,187,073	$ 12,258,218	$ 15,696,579	$ 4,298,179	$ 1,900,836
Working capital		8,355,273	10,092,586
Accumulated deficit		$ (92,823,851)	$ (81,326,494)		$ (55,966,281)
Gross proceeds from private placement	$ 14,209,000
Warrants in private placement to accredited investors	3,552,250
Convertible notes converted into common stock, per share	$ 2
Bear annual interest rate	8.00%